Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INCOME SECURITIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2018
Document Creation Date	dei_DocumentCreationDate	Nov. 02, 2018